Short-Term Investments and Short-Term Investments, Related Party (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	$ 8,006,296	$ 8,966,690
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	8,006,296	8,966,690
Corporate debt securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	5,482,099	5,587,984
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	5,482,099	5,587,984
Related party investment -wealth management product [Member]
Schedule of Held-to-maturity Securities [Line Items]
Investment Securities Held-to-Maturity, Amortized Cost	2,524,197	3,378,706
Investment Securities Held-to-Maturity, Unrealized Gains
Investment Securities Held-to-Maturity, Unrealized Losses
Estimated fair value	$ 2,524,197	$ 3,378,706